SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates - The preparation of our consolidated financial statements in conformity with U.S. GAAP requires management to use judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net sales and expenses during the reporting period. Significant accounting policy elections, estimates and assumptions include, among others, allowance for credit losses, valuation assumptions of goodwill and intangible assets, useful lives of long-lived assets, and measurement of income tax assets. Given the uncertainty of the global economic environment, our estimates could be significantly different than future performance. Actual results could differ from these estimates. Historically, the aggregate differences, if any, between our estimates and actual amounts in any year have not had a material effect on our consolidated financial statements.

Principles of Consolidation

Principles of Consolidation – The accompanying consolidated financial statements include all entities controlled by the Company. Intercompany accounts and transactions are eliminated.

Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive the benefits from its activities that could potentially be significant to the entity. In assessing control, potential voting rights that are currently exercisable or convertible are considered. The accounts of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Cash Equivalents	Cash Equivalents - We consider temporary cash investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowances for Credit Losses

Accounts Receivable and Allowances for Credit Losses – We provide credit terms to customers in-line with industry standards, perform ongoing credit evaluations of our customers, and maintain allowances for potential credit losses based on historical experience recorded. We analyze the aging of customer accounts, customer concentrations, customer creditworthiness, current economic trends and changes in our customer payment patterns when evaluating the adequacy of the allowance for credit losses. Customer balances are written off after all collection efforts are exhausted. Estimated product returns, which have not been material, are deducted from sales at the time of shipment.

Inventories

Inventories - Inventories are stated at the lower of cost or net realizable value. The Company’s inventory is valued using the weighted average cost method. The costs of finished goods inventories include raw materials, labor, and overhead costs.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

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Other Receivables

Other Receivables – Other receivables include government subsidies for the production and sale of flour. The Moroccan government provides a fixed subsidy based on production and customer. Subsidies are paid by the Moroccan government twice a year based on sales of flour for the previous six months. The Company records the flour subsidies as a credit against the related costs that the subsidies were intended to offset in the same periods that the costs were incurred within the consolidated statement of operations. During the year ended December 31, 2024, and 2023, the Company received $17,299 and $43,509, respectively, in the aggregate of government subsidies for the production of affordable flour and relief from import tax on foreign sourced raw materials from the Moroccan government.

Property, Plant, and Equipment

Property, Plant, and Equipment - Property, plant, and equipment are stated at acquisition cost, plus capitalized interest on borrowings during the actual construction period of major capital projects. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Assets	Useful Lives
Buildings	39 years
Machinery and equipment (technical installations)	30-50 years
Other assets	5-30 years

Building improvements are depreciated over the shorter of the estimated useful life of the assets or the remaining useful life. Leasehold improvements are amortized over the shorter of their useful life or remaining lease term. Expenditures for repairs and maintenance, which do not improve or extend the life of the assets, are expensed as incurred.

We perform impairment tests when circumstances indicate that the carrying value of an asset may not be recoverable. Indicators of impairment include deteriorations in operating cash flows, the anticipated sale or disposal of an asset group, and other significant changes in business conditions. Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company’s assessment of recoverability of property, plant and equipment is performed on a reporting unit level. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of such asset to its estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of such asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value, less estimated costs to sell.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets - Identifiable intangible assets with finite lives are amortized over their estimated useful lives as follows:

Assets	Useful Lives
Trademarks	Indefinite
Customer relationships	20 years
Patents and licenses	5-10 years
Computer software	5-10 years
Other intangible assets	3-10 years

Recognized intangible assets, exclusive of goodwill, are amortized over the useful lives of the assets unless that life is determined to be indefinite. All of our intangible assets, exclusive of goodwill and trademarks, are finite lived. All amortization expense related to intangible assets is recorded in Selling, general, and administrative expense in the consolidated statements of operations. Intangible assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If an evaluation of the undiscounted cash flows indicates impairment, the asset is written down to its estimated fair value, which is generally based on discounted future cash flows.

Goodwill and other indefinite-lived intangible assets are evaluated for impairment annually, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Our annual impairment evaluation is conducted during our fiscal fourth quarter.

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In accordance with the accounting standards, an entity has the option first to assess qualitative factors to determine whether events and circumstances indicate that it is more likely than not that goodwill or an indefinite-lived intangible asset is impaired. If after such assessment an entity concludes that the asset is not impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the asset using a quantitative impairment test, and if impaired, the associated assets must be written down to fair value.

The quantitative impairment test for goodwill compares the fair value of a reporting unit with the carrying value of its net assets, including goodwill. If the fair value of the reporting unit is less than the carrying value of the reporting unit, an impairment charge would be recorded to the Company’s operations, for the amount in which the carrying amount exceeds the reporting unit’s fair value. We determine fair values for each reporting unit using the market approach, when available and appropriate, the income approach, or a combination of both. The income approach involves forecasting projected financial information (such as revenue growth rates, profit margins, tax rates, and capital expenditures) and selecting a discount rate that reflects the risk inherent in estimated future cash flows. Under the market approach, the fair value is based on observed market data. If multiple valuation methodologies are used, the results are weighted appropriately.

Segment Reporting

Segment Reporting - The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. Management has identified Soft Wheat, Durum Wheat, and Couscous and Pasta as separate operating segments. Refer to Note 21 for further information regarding the Company’s segment information.

Advertising

Advertising - The Company has elected to expense all advertising costs as incurred. The Company expenses advertising costs as incurred and such expenses totaled $69, $258, and $19 for the fiscal years ending December 31, 2024, 2023 and 2022, respectively.

Leases

Leases - We determine if an arrangement is or contains a lease at inception. Our assessment is based on (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period and (3) whether we have the right to direct the use of the asset. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The lease classification affects the expense recognition in the income statement. Operating lease costs are recorded entirely in operating expenses. Finance lease costs are split, where amortization of the ROU asset is recorded in operating expenses and an implied interest component is recorded in interest expense.

Share-Based Compensation

Share-Based Compensation - Share-based awards principally comprise of stock options and cash-settled stock options, referred to as “phantom options”. Share-based awards are generally issued to certain senior management personnel. Share-based compensation cost (other than phantom options) is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service period, which is the vesting period, on a straight-line basis. Our phantom options are accounted for as liability awards and are re-measured at fair value each reporting period with compensation expense being recognized over the requisite service period.

The Company uses the Black-Scholes option pricing model to determine the grant date fair value of its stock options and phantom options, respectively, as well as the fair value at each reporting period for liability classified awards. This model requires the Company to estimate the expected volatility and the expected term of the stock options, which are highly complex and subjective variables. The Company uses an expected volatility of its stock price during the expected life of the options that is based on the historical performance of the Company’s stock price as well as including an estimate using similar companies. The expected term is computed using the simplified method as the Company’s best estimate given its lack of actual exercise history. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the expected exercise term of the stock option. The inputs to the valuation of phantom options are observable in the market, and as such are classified as Level 2 in the fair value hierarchy. The Company accounts for forfeitures of share-based awards as they occur.

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Business Combinations and Asset Acquisitions

Business Combinations and Asset Acquisitions – The Company accounts for acquisitions that qualify as business combinations by applying the acquisition method according to Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). Transaction costs related to the acquisition of a business are expensed as incurred and excluded from the fair value of consideration transferred. The identifiable assets acquired, liabilities assumed, and noncontrolling interests in an acquired entity are recognized and measured at their estimated fair values. The excess of the fair value of consideration transferred over the fair values of identifiable assets acquired, liabilities assumed, and noncontrolling interests in an acquired entity, net of the fair value of any previously held interest in the acquired entity, is recorded as goodwill. Such valuations require management to make significant estimates and assumptions.

The Company evaluates acquisitions of assets and other similar transactions to assess whether the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the transaction is accounted for as an asset acquisition. If not, further determination is required as to whether the Company has acquired inputs and processes that can create outputs that would meet the definition of a business. When applying the screen test, significant judgment is required to determine whether an acquisition is a business combination or an acquisition of assets. Accounting for asset acquisitions falls under the guidance of Topic 805, Business Combinations, specifically Subtopic 805-50. A cost accumulation model is used to determine an asset acquisition’s cost. Assets acquired are based on their cost, generally allocated to them on a relative fair value basis. Direct acquisition-related costs are included in the cost of the acquired assets.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions - The Company’s reporting currency is the US dollar (“USD”). The functional currency of the Company’s operating subsidiaries is generally the same as the corresponding local currency. Assets and liabilities of the operating subsidiaries are translated at the spot rate in effect at the applicable reporting date. Revenues and expenses of the operating subsidiaries are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as Accumulated other comprehensive loss, which is reflected as a separate component of Stockholders’ equity. The functional currency is translated into U.S. dollars for balance sheet accounts using currency exchange rates in effect as of the balance sheet date, and for revenue and expense accounts using a weighted-average exchange rate during the fiscal year. The transactions in foreign currency (that is a different currency than the functional currency of the entity) are converted at the exchange rate prevailing to the date of the transaction. The assets and liabilities denominated in foreign currencies are evaluated in the current period on the date of the closing or at the opening rate, when applicable. The translation adjustments are deferred as a separate component of equity in “Accumulated other comprehensive income”. Gains or losses resulting from transactions denominated in foreign currencies and intercompany debt that is not of a long-term investment nature are included in (Gain) loss on foreign currency exchange in the consolidated statements of operations and comprehensive loss.

Credit Risk

Credit Risk – Financial instruments potentially subject to concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. At times during the periods presented, the Company had funds in excess of Deposit Insurance programs in Morocco, on deposit at various financial institutions. Management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Revenue Recognition

Revenue Recognition – The Company follows a policy of recognizing revenue at a single point in time when it satisfies its performance obligation by transferring control over a product or service to a customer. The majority of the Company’s contracts with customers have one performance obligation and a contract duration of one year or less. The Company applies the practical expedient in AASC paragraph 10-50-14 of ASC Topic 606, Revenue from Contracts with Customers and does not disclose information about remaining performance obligations that have original expected durations of one year or less. Trade discounts or volume rebates are recognized as a deduction in revenue. No payment terms beyond one year are granted at contract inception.

Revenue related to the sale of goods is measured based on consideration specified in a contract with a customer. The Company recognizes revenue from these contracts at a point in time when it satisfies a performance obligation by transferring control of a product to a customer, generally when legal title and risks and rewards transfer to the customer. Sales terms typically provide for transfer of title at the time and point of delivery and acceptance of the product being sold.

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Amounts received from customers prior to revenue recognition on a contract are recorded as contract liabilities on the consolidated balance sheets.

Amounts paid to suppliers prior to purchase recognition are recorded within prepaid expenses and other current assets on the consolidated balance sheets.

Shipping and Handling Costs

Shipping and Handling Costs – Shipping and handling costs related to contracts with customers for the sale of goods are accounted for as a fulfillment activity and are included in cost of sales. Accordingly, amounts billed to customers for such costs are included as a component of revenues.

Taxes Collected from Customers and Remitted to Governmental Authorities

Taxes Collected from Customers and Remitted to Governmental Authorities – The Company does not include taxes assessed by governmental authorities that are (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers, in the measurement of transactions prices or as a component of revenues and cost of sales.

Income Taxes

Income Taxes – The provision for income taxes includes income taxes currently payable in Morocco and local jurisdictions, and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using enacted tax rates. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period. We account for uncertain tax positions using a “more-likely-than-not” threshold. A tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position, or the statute of limitations concerning such issues lapses.

Accounting for Warrants

Accounting for Warrants – The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own ordinary shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding. Management has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the Business Combination qualify for equity accounting treatment. For further detail on the Company’s Warrants (Public and Private), refer to Note 17 - Stockholders’ Equity.

Foreign Currency Forward Contracts

Foreign Currency Forward Contracts –The Company is exposed to foreign currency exchange rate fluctuations in the normal course of its business, which the Company at times manages through the use of foreign currency forward contracts. The Company has entered into foreign currency forward contracts and accounts for these instruments in accordance with ASC Topic 815, “Derivatives and Hedging,” which establishes accounting and reporting standards requiring that derivative instruments be recorded on the balance sheet as either an asset or liability measured at fair value. The Company’s foreign currency contracts are not designated as hedging instruments under ASC 815; accordingly, changes in the fair value are recorded in current period earnings. For more information, refer to Note 13 - Foreign currency forward contracts.

Fair Value Measurements

Fair Value Measurements – The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

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The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used to value the assets and liabilities:

-	Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

-	Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

-	Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company’s financial instruments include cash equivalents, accounts receivable from customers, other receivables, prepaid expenses and other current assets, accounts payable and accrued liabilities, all of which are typically short-term in nature. The Company believes that the carrying amounts of these financial instruments reasonably approximate their fair values due to their short-term nature.

The Company measures the derivative liability / asset related to foreign currency forward contracts at fair value on a recurring basis. Refer to Note 13 – Foreign currency forward contracts.

The Company measures the contingent consideration liability at fair value on a recurring basis on each reporting date. Refer to Note 14 — Contingent Consideration Liability for further information.

Non-Controlling Interests

Non-Controlling Interests – Non-controlling interests on the consolidated statements of operations and comprehensive loss represent the portion of a majority-owned subsidiary’s net income or loss that is attributed by non-controlling stockholders. Non-controlling interests on the consolidated balance sheets represent the portion of equity in a consolidated subsidiary owned by non-controlling stockholders.

Assets and liabilities held for sale and discontinued operations

Assets and liabilities held for sale and discontinued operations – The Company classifies disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset, and the sale expected to be completed within one year from the date of the classification.

Assets and liabilities classified as held for sale are presented separately in the Consolidated Balance Sheets. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss only if they represent a strategic shift. The revenue and expenses included in the results of discontinued operations are the revenue and direct operating expenses incurred by the discontinued component that may be reasonably segregated from the revenue and costs of the ongoing operations of the Company. Refer to Note 23 for further information.

Emerging Growth Company Status

Emerging Growth Company Status – the Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued until such time as those standards apply to private companies. The Company has elected to use this extended transition period. In providing this relief, the JOBS Act does not preclude the Company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies. The Company will continue to use this relief until the earlier of the date that it (a) is no longer an emerging growth company or (b) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Reclassifications

Reclassifications – Certain prior period amounts have been reclassified to conform to the current period presentation and following the classification assets and liabilities held for sale and discontinued operations.

Liquidity and going concern

Liquidity and going concern - In connection with the preparation of the consolidated financial statements for the year ending December 31, 2024, management has evaluated the company’s ability to continue as a going concern. Based on current financial conditions, the company has incurred significant operating losses in recent periods, and its cash flow projections indicate that it may not have sufficient liquidity to meet its obligations over the next twelve months.

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As of April 30, 2025, management is actively pursuing several potential sources of additional financing, including negotiations with investors and financial institutions, as well as exploring cost-reduction initiatives and the potential sale of non-core assets. These plans have not been finalized but management is confident on the closing of the sale of a wholly owned subsidiary operating in logistics activities and the sale of long-term assets belonging to a durum wheat mill for total estimated proceeds of $10,000 and $19,000, respectively. The closings of both transactions are expected to be completed by May 31, 2025. As of December 31, 2024, the Company concluded that the pending transactions met the criteria of classification as held for sale in accordance with Subtopic 205-20 and 360-10. Refer to Note 23, Assets and liabilities held for sale and discontinued operations, for additional information.

These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements have been prepared assuming the Company will continue as a going concern, but if the Company is unable to secure additional financing or otherwise resolve these uncertainties, it may be unable to realize its assets and discharge its liabilities in the normal course of business.